Principal alliances - Alliance Arrangements with Bristol-Myers Squibb (Details) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 product
Entities and companies managed by Bristol Mayers Squibb
Disclosure of Principal Alliances [Line Items]
Percentage of voting equity interests acquired	50.10%
Purchase of interests in investments accounted for using equity method	$ 12
Bristol-Myers Squibb
Disclosure of Principal Alliances [Line Items]
Number of leading products jointly developed | product			2
Royalty payment to be paid by Sanofi		$ 200